Employee Benefit Programs - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Defined Contribution Plan Disclosure [Line Items]
Percentage of maximum annual contributions per employee	50.00%	50.00%	50.00%	50.00%
Percentage of eligible employee receive discretionary matching contribution	50.00%	50.00%	50.00%	50.00%
Employee matching contributions	$ 128,000	$ 133,000	$ 332,000	$ 370,000	$ 321,000
Expense incurred related to self-insured plan	693,000	$ 685,000	2,198,000	$ 2,829,000	$ 1,894,000
Maximum
Defined Contribution Plan Disclosure [Line Items]
Maximum annual discretionary contribution amount	$ 2,500		$ 2,500